DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Interest Rate Risk Effective and Repricing Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 15,231	$ 30,277	$ 57,607	$ 77,109
Short term investments	1,169
Lease receivable	684	835
Licence payments	(1,307)	(1,207)
Finance lease payable	(20,149)	(962)
Exchangeable notes	(82,021)	(81,382)	$ (92,955)
Lease payable on Right of Use assets	(19,630)
Lease payable on sale & leaseback transactions	(519)
Total interest earning financial and interest bearing financial liabilities	$ (86,393)	$ (59,293)
Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	1.10%	1.80%
Short-term investments [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	1.30%
Lease receivable [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.00%	4.00%
Licence payments [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	8.10%	3.00%
Finance lease payable [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		4.80%
Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.80%	4.80%
Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	5.00%
Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	5.00%
6 mths or less [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 15,231	$ 30,277
Short term investments
Lease receivable	157	191
Licence payments	(1,307)	(1,207)
Finance lease payable		(217)
Exchangeable notes
Lease payable on Right of Use assets	(1,136)
Lease payable on sale & leaseback transactions	(122)
Total interest earning financial and interest bearing financial liabilities	12,823	29,044
6 mths - 12 mths [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short term investments	1,169
Lease receivable	124	168
Licence payments
Finance lease payable		(219)
Exchangeable notes
Lease payable on Right of Use assets	(1,020)
Lease payable on sale & leaseback transactions	(125)
Total interest earning financial and interest bearing financial liabilities	148	(51)
1-2 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short term investments
Lease receivable	202	238
Licence payments
Finance lease payable		(252)
Exchangeable notes
Lease payable on Right of Use assets	(2,012)
Lease payable on sale & leaseback transactions	(95)
Total interest earning financial and interest bearing financial liabilities	(1,905)	(14)
2-5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short term investments
Lease receivable	201	238
Licence payments
Finance lease payable		(274)
Exchangeable notes
Lease payable on Right of Use assets	(4,840)
Lease payable on sale & leaseback transactions	(177)
Total interest earning financial and interest bearing financial liabilities	(4,816)	(36)
>5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short term investments
Lease receivable
Licence payments
Finance lease payable
Exchangeable notes	(82,021)	(81,382)
Lease payable on Right of Use assets	(10,622)
Lease payable on sale & leaseback transactions
Total interest earning financial and interest bearing financial liabilities	$ (92,643)	$ (81,382)